Derivatives and Hedging (Tables)	12 Months Ended
Oct. 25, 2015
Derivatives and hedging
Schedule of fair values of derivative instruments

		Fair Value(1)
	Location on Consolidated	October 25,	October 26,
(in thousands)	Statements of Financial Position	2015	2014

Asset Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Other current assets	$ 305	$ (7,124)
Derivatives Not Designated as Hedges:

Commodity contracts	Other current assets	248	(938)

Total Asset Derivatives		$ 553	$ (8,062)

(1)

Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note M for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Schedule of gains or losses (before tax) related to derivative instruments

	Gain/(Loss) Recognized			Gain/(Loss) Reclassified		Gain/(Loss) Recognized
	in AOCL			from AOCL into Earnings		in Earnings
	(Effective Portion)(1)			(Effective Portion)(1)		(Ineffective Portion)(2) (4)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
	October 25,	October 26,	Location on Consolidated	October 25,	October 26,	October 25,	October 26,
Cash Flow Hedges:	2015	2014	Statements of Operations	2015	2014	2015	2014
Commodity contracts	$ 3,409	$ (16,701)	Cost of products sold	$ (12,369)	$ (10,925)	$ (6,127)	$ 193

		Gain/(Loss)		Gain/(Loss)
		Recognized in Earnings		Recognized in Earnings
		(Effective Portion)(3)		(Ineffective Portion)(2) (5)
		Fiscal Year Ended		Fiscal Year Ended
	Location on Consolidated	October 25,	October 26,	October 25,	October 26,
Fair Value Hedges:	Statements of Operations	2015	2014	2015	2014
Commodity contracts	Cost of products sold	$ (4,297)	$ (21,608)	$ 2,547	$ 322

		Gain/(Loss)
		Recognized in Earnings
		Fiscal Year Ended
Derivatives Not	Location on Consolidated	October 25,	October 26,
Designated as Hedges:	Statements of Operations	2015	2014
Commodity contracts	Cost of products sold	$ (269)	$ (2,083)

(1)	Amounts represent gains or losses in AOCL before tax. See Note J for the after tax impact of these gains or losses on net earnings.

(2)

There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year. Fiscal year 2015 includes the mark-to-market impact on certain corn futures contracts which resulted from a temporary suspension of hedge accounting due to market volatility.

(3)

Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(4)	There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year.

(5)	There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.

Derivatives not designated as hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 25, 2015	October 26, 2014
Corn	2.6 million bushels	2.9 million bushels
Soybean meal	11,500 tons	–

Cash Flow Hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 25, 2015	October 26, 2014
Corn	20.1 million bushels	18.3 million bushels

Fair Value Hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 25, 2015	October 26, 2014
Corn	5.3 million bushels	8.0 million bushels
Lean hogs	0.4 million cwt	0.7 million cwt